Provisions and other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Provisions and other liabilities [abstract]
Disclosure of other provisions [table text block]
(in USD million)
Asset retirement
obligations
Other

provisions and
liabilities,
including
claims and
litigations Total
Non-current portion at 31 December 2021
17,279 2,620 19,899
Current portion at 31 December 2021 reported

as Trade, other payables and
provisions 138 1,566 1,704
Provisions and other liabilities at 31 December 2021
17,417 4,186 21,603
New or increased provisions and other liabilities
998 497 1,495
Change in estimates
(255) 1,283 1,028
Amounts charged against provisions and other liabilities
(204) (1,830) (2,034)
Effects of change in the discount rate
(4,920) (212) (5,132)
Reduction due to divestments
(361) (181) (542)
Accretion expenses
387 62 449
Reclassification and transfer
(46) 841 795
Foreign currency translation effects
(1,282) (88) (1,370)
Provisions and other liabilities at 31 December 2022
11,734 4,558 16,292
Non-current portion at 31 December 2022
11,569 4,064 15,633
Current portion at 31 December 2022 reported

as Trade, other payables and
provisions 165 494 659

Other provisions maturity [table text block]
Expected timing of cash outflows
(in USD million)
Asset retirement
obligations
Other

provisions and
liabilities, including
claims and litigations Total
2023 - 2027 1,201 3,664 4,865
2028 - 2032 1,239 198 1,437
2033 - 2037 4,058 158 4,216
2038 - 2042 3,429 24 3,453
Thereafter 1,807 514 2,321
At 31 December 2022 11,734 4,558 16,292